Changes in the number of stock options outstanding and their related weighted average exercise prices are as follows (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2021 shares € / shares	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares € / shares
IfrsStatementLineItems [Line Items]
Exercised	(790,075)
Stock option plan [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	4,911,410	4,911,410	5,247,110
Beginning Balance	4,975,831	4,975,831	5,313,098
Beginning Balance | € / shares	€ 3.06	€ 3.06	€ 3.06
Granted
Granted
Granted | € / shares
Forfeited		(187,950)	(335,700)
Forfeited		(189,168)	(337,267)
Forfeited | € / shares		€ 3.07	€ 3.06
Exercised	(790,075)	(790,075)
Exercised		(790,075)
Exercised | € / shares		€ 2.79
Ending Balance		3,933,385	4,911,410
Ending Balance		3,996,588	4,975,831
Ending Balance | € / shares		€ 3.11	€ 3.06
Exercisable at year end		3,203,817	2,855,570
Exercisable at year end		3,267,020	2,919,991